BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies Abstract
Basis of Presentation
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements.  In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all of the adjustments (consisting of normal recurring accruals and adjustments) necessary to present fairly the consolidated financial position, results of operations and cash flows of the Company at the dates and for the periods indicated.  The interim results for the period ended September 30, 2012, are not necessarily indicative of results for the full 2012 fiscal year or any other future interim periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DecisionPoint Systems International and Apex Systems Integrators, Inc. (“Apex”).  DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”).  Apex was acquired on June 4, 2012, and as such, the operating results of Apex have been consolidated into the Company’s consolidated results of operations beginning on June 5, 2012.  In addition, on July 31, 2012, the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc.  Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”).  The Company currently operates in one business segment.  With the Company's acquisition of Apex (Note 5) and the acquisition of Illume Mobile (Note 4), the Company expects to update its assessment of its business segments in its fourth quarter of this fiscal year.

The preparation of unaudited condensed consolidated financial statements in conformity with  U.S. GAAP requires management to make estimates and assumptions that affect the recorded amounts reported therein.  Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  Actual results may differ materially from these estimates and assumptions used in preparation of the unaudited condensed consolidated financial statements.

These unaudited condensed consolidated financial statements have been prepared by management and should be read in conjunction with the audited consolidated financial statements of DecisionPoint Systems, Inc. and notes thereto for the year ended December 31, 2011, included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 30, 2012.

Liquidity
Liquidity - Although the Company has historically experienced losses, a material part of those losses were from non-cash transactions.  As part of these losses, the Company has accumulated substantial net operating loss carry-forwards to off-set future taxable income.  In order to maintain normal operations for the foreseeable future, the Company must continue to have access to its lines of credit, return to profitability and/or access additional equity capital.  There can be no assurance that the Company will become profitable or that it can raise additional funds required to continue its normal operations.  The accompanying unaudited condensed consolidated financial statements do not include any adjustments that would be required should the Company not be successful with these activities.

Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

There have been no material changes to the Company's significant accounting policies during the nine months ended September 30, 2012.  See Footnote 2 of the Company's consolidated financial statements included in the Company's 2011 Annual Report on Form 10-K filed on March 30, 2012, for a comprehensive description of the Company's significant accounting policies.

Concentration of Credit Risk
Concentration of Credit Risk - The Company derived approximately 20% and 22% of revenues from two customers in the nine months ended September 30, 2012 and 2011, respectively. Customer mix can shift significantly from year to year, but a concentration of the business with a few large customers is typical in any given year.  A decline in revenues could occur if a customer which has been a significant factor in one financial reporting period gives significantly less business in the following period.

The Company’s contracts with these customers and other customers do not include any specific purchase requirements or other requirements outside of the normal course of business.  The majority of customer contracts are on an annual basis for service support while on a purchase order basis for hardware purchases.  Typical hardware sales are submitted on an estimated order basis with subsequent follow on orders for specific quantities.  These sales are ultimately subject to the time that the units are installed at each of the customer locations as per their requirements.  Service contracts are purchased on an annual basis generally and are the performance responsibility of the actual service provider as opposed to the Company.  Termination provisions are generally standard clauses based upon non-performance, but a customer can cancel with a certain reasonable notice period anywhere from 30 to 90 days.  General industry standards for contracts provide ordinary terms and conditions, while actual work and performance aspects are usually dictated by a Statement of Work which outlines what is being ordered, product specifications, delivery, installation and pricing.

Translation of Foreign Currencies
Translation of Foreign Currencies - The Company's functional currency is the U.S. dollar.  The financial statements of the Company's foreign subsidiary is measured using the local currency, in this case the Canadian dollar (CDN$), as its functional currency and is translated to U.S. dollars for reporting purposes.  Assets and liabilities of the subsidiary are translated at exchange rates as of the balance sheet dates.  Revenues and expenses of the subsidiary are translated at the rates of exchange in effect during the year.

Comprehensive Loss
Comprehensive Loss - Comprehensive loss is comprised of net loss and other comprehensive loss.  The only component of comprehensive loss is the foreign currency translation adjustments.  There was no tax effect allocated to any component of other comprehensive loss during the periods presented.

Reclassifications	Reclassifications - Certain amounts in the prior period condensed consolidated financial statements and related notes thereto have been reclassified to conform to the current period presentation.
New Accounting Standards
New Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance that provides a consistent definition of fair value and common requirements of and disclosure about fair value between GAAP and International Financial Reporting Standards (“IFRS”).  The guidance states the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets.  Enhanced disclosure requirements will require companies to disclose quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion about the sensitivity of the measurements for recurring Level 3 fair value measurements.  For assets and liabilities not recorded at fair value but where fair value is disclosed, companies must report the level in the fair value hierarchy of assets and liabilities.  This new guidance is effective for interim and annual periods beginning January 1, 2012.  The adoption of these disclosure requirements did not have a material impact on the unaudited condensed consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity.  In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers specific requirements to present reclassification adjustments for each component of accumulated other comprehensive income.  ASU 2011-05 was effective for the Company in the first quarter of 2012.  The Company’s adoption of this pronouncement did not have a material effect on the unaudited condensed consolidated financial statements.

In July 2012, The FASB has issued ASU No. 2012-02, Intangibles--Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles--Goodwill and Other, General Intangibles Other than Goodwill.

Under the guidance in this ASU, an entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period.

The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company does not believe that the adoption of this pronouncement will have a material effect on the consolidated financial statements.